SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Allowance for doubtful accounts			$ 0	$ 0
Noncontrolling interest	$ 3,555,890		3,519,577	3,312,459
Loss attributable to noncontrolling interest	(63,489)	$ (197,821)	303,220	(67,530)
Account payables	1,776,013		4,604,011	1,300,676
Accumulated deficit	$ 381,264		168,600	1,113,233
AUM and AUMT [Member]
Property, Plant and Equipment [Line Items]
Noncontrolling interest			$ 3,519,577	$ 3,312,459
AUM and AUMT [Member]
Property, Plant and Equipment [Line Items]
Subsidiary ownership percentage noncontrolling owner			25.48%
Land Purchased [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life			50 years
Patents [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life			12 years
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life			5 years
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life			20 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life			5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life			10 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life			3 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life			5 years
Subsidiaries in China [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage			74.52%